Exhibit 99.1

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 9-30-2006	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		10/18/2006
2	Payment Date		10/20/2006
3	Collection Period	8/27/2006	9/30/2006	35
4	Monthly Interest Period - Actual	9/20/2006	10/19/2006	30
5	Monthly Interest - Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	266,000,000.00	213,563,507.91	—	33,036,489.39	180,527,018.51	0.6786730
7	Class A-2 Notes	483,000,000.00	483,000,000.00	—	—	483,000,000.00	1.0000000
8	Class A-3 Notes	544,000,000.00	544,000,000.00	—	—	544,000,000.00	1.0000000
9	Class A-4 Notes	207,000,000.00	207,000,000.00	—	—	207,000,000.00	1.0000000
10	Certificates	148,380,192.94	148,380,192.94	—	—	148,380,192.94	1.0000000

11	Equals: Total Securities	$1,648,380,192.94	$1,595,943,700.85	$—	$33,036,489.39	$1,562,907,211.45

12	Total Securitization Value	$1,648,380,192.94	$1,608,475,491.60			$1,581,577,695.12

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
13	Class A-1 Notes	5.5235%	983,015.03	4.6029167	34,019,504.42	159.2945572
14	Class A-2 Notes	5.5500%	2,233,875.00	4.6250000	2,233,875.00	4.6250000
15	Class A-3 Notes	5.5000%	2,493,333.33	4.5833333	2,493,333.33	4.5833333
16	Class A-4 Notes	5.5400%	955,650.00	4.6166667	955,650.00	4.6166667

	Equals: Total Securities		6,665,873.36		39,702,362.76

C.	COLLECTIONS AND AVAILABLE FUNDS

17	Lease Payments Received	32,651,563.80
18	Pull Ahead Waived Payments	—
19	Sales Proceeds - Early Terminations	8,112,268.56
20	Sales Proceeds - Scheduled Terminations	—
21	Security Deposits for Terminated Accounts	13,450.00
22	Excess Wear and Tear Received	50.00
23	Excess Mileage Charges Received	—
24	Other Recoveries Received	11,183.00

25	Subtotal: Total Collections	40,788,515.36

26	Repurchase Payments	—
27	Postmaturity Term Extension	—
28	Investment Earnings on Collection Account	259,243.64

29	Total Available Funds, prior to Servicer Advances	41,047,759.00

30	Servicer Advance	—

31	Total Available Funds	41,047,759.00

32	Reserve Account Draw	—
33	Available for Distribution	41,047,759.00

D.	DISTRIBUTIONS

34	Payment Date Advance Reimbursement (Item 78)		—
35	Servicing Fee (Servicing and Administrative Fees paid pro rata):
36	Servicing Fee Shortfall from Prior Periods		—
37	Servicing Fee Due in Current Period		1,340,396.24
38	Servicing Fee Shortfall		—
39	Administration Fee (Servicing and Administrative Fees paid pro rata):
40	Administration Fee Shortfall from Prior Periods		—
41	Administration Fee Due in Current Period		5,000.00
42	Administration Fee Shortfall		—
43	Interest Paid to Noteholders		6,665,873.36
44	First Priority Principal Distribution Amount		—
45	Amount Paid to Reserve Account to Reach Specified Balance		—
46	Subtotal: Remaining Available Funds	33,036,489.39
47	Regular Principal Distribution Amount	39,065,732.79
48	Regular Principal Paid to Noteholders (lesser of Item 46 and Item 47)		33,036,489.39
49	Other Amounts paid to Trustees		—

50	Remaining Available Funds		—

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 9-30-2006	PAGE 2

E.	CALCULATIONS

51	Calculation of First Priority Principal Distribution Amount:
52	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	1,447,563,507.91
53	Less: Aggregate Securitization Value (End of Collection Period)	(1,581,577,695.12)

54	First Priority Principal Distribution Amount (not less than zero)	—

55	Calculation of Regular Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	1,447,563,507.91
57	Less: First Priority Principal Distribution Amount	—
58	Less: Targeted Note Balance	(1,408,497,775.12)

59	Regular Principal Distribution Amount	39,065,732.79

60	Calculation of Targeted Note Balance:
61	Aggregate Securitization Value (End of Collection Period)	1,581,577,695.12
62	Less: Targeted Overcollateralization Amount (10.5% of Initial Securitization Value)	(173,079,920.00)

63	Targeted Note Balance	1,408,497,775.12

64	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 29)	41,047,759.00
66	Less: Payment Date Advance Reimbursement (Item 78)	—
67	Less: Servicing Fees Paid (Items 36, 37 and 38)	1,340,396.24
68	Less: Administration Fees Paid (Items 40, 41 and 42)	5,000.00
69	Less: Interest Paid to Noteholders (Item 43)	6,665,873.36
70	Less: 1st Priority Principal Distribution (Item 54)	—

71	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	33,036,489.39
72	Monthly Lease Payments Due on Included Units but not received (N/A if Item 71 > 0)	N/A

73	Servicer Advance (If Item 71 < 0, lesser of Item 72 and absolute value of Item 71, else 0)	—

74	Total Available Funds after Servicer Advance (Item 71 plus Item 72)	33,036,489.39
75	Reserve Account Draw Amount (If Item 74 is < 0, Lesser of the Reserve Account Balance and Item 74)	—

76	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance	—
78	Payment Date Advance Reimbursement	—
79	Additional Payment Advances for current period	—

80	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

81	Reserve Account Balances:
82	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		12,362,851.45
83	Initial Reserve Account Balance		12,362,851.45
84	Beginning Reserve Account Balance		12,362,851.45
85	Plus: Net Investment Income for the Collection Period		52,603.02

86	Subtotal: Reserve Fund Available for Distribution		12,415,454.47
87	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 45)		—
88	Less: Reserve Account Draw Amount (Item 75)		—

89	Subtotal Reserve Account Balance		12,415,454.47
90	Less: Excess Reserve Account Funds to Transferor (If Item 89 > Item 82)		52,603.02

91	Equals: Ending Reserve Account Balance		12,362,851.45

			—
92	Change in Reserve Account Balance from Immediately Preceding Payment Date

93	Current Period Net Residual Losses:	Units	Amounts
94	Aggregate Securitization Value for Scheduled Terminated Units	—	—
95	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		—
96	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
97	Less: Excess Wear and Tear Received		—
98	Less: Excess Mileage Received		—

99	Current Period Net Residual Losses/(Gains)	—	—

100	Cumulative Net Residual Losses:
101	Beginning Cumulative Net Residual Losses	—	—
102	Current Period Net Residual Losses (Item 99)	—	—

103	Ending Cumulative Net Residual Losses	—	—

104	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 9-30-2006	PAGE 3

G.	POOL STATISTICS

105	Collateral Pool Balance Data		Initial	Current

106	Initial Aggregate Securitization Value		1,648,380,193	1,581,577,695
107	Initial Aggregate Base Residual Value		1,156,023,383	1,144,305,150
108	Number of Current Contracts		72,016	71,207
109	Weighted Average Lease Rate		3.46%	3.46%
110	Average Remaining Term		27.9	23.3
111	Average Original Term		37.0	36.9
112	Proportion of Base Prepayment Assumption Realized			92.28%
113	Actual Monthly Prepayment Speed			0.43%
114	Turn-in Ratio on Scheduled Terminations			0.00%
		Units	Book Amount	Securitization Value

115	Pool Balance - Beginning of Period	71,542	1,876,198,298	1,608,475,492
116	Depreciation/Payments		(24,053,375)	(19,702,765)
117	Gross Credit Losses	(6)	(129,376)	(121,019)
118	Early Terminations - Regular	(328)	(8,131,226)	(7,055,700)
119	Early Terminations - Lease Pull Aheads	(1)	(17,848)	(18,312)
120	Scheduled Terminations - Returned to VCI	—	—	—
121	Scheduled Terminations - Purchased	—	—	—

122	Pool Balance - End of Period	71,207	1,843,866,473	1,581,577,695

123	Delinquencies Aging Profile - End of Period	Units	Securitization Value	Percentage

124	Current	70,887	1,574,701,712	99.57%
125	31 - 90 Days Delinquent	298	6,329,101	0.40%
126	91+ Days Delinquent	22	546,882	0.03%

127	Total	71,207	1,581,577,695	100.00%

128	Credit Losses:		Units	Amounts

129	Aggregate Securitization Value on charged-off units		6	121,019
130	Aggregate Liquidation Proceeds on charged-off units			(66,198)
131	Recoveries on charged-off units			—

132	Current Period Aggregate Net Credit Losses/(Gains)		6	54,821

133	Cumulative Net Credit Losses:
134	Beginning Cumulative Net Credit Losses		—	—
135	Current Period Net Credit Losses (Item 132)		6	54,821

136	Ending Cumulative Net Credit Losses		6	54,821

137	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value			0.00%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09-30-2006	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
11/20/2006	16,705,438
12/20/2006	17,069,454
01/20/2007	17,425,538
02/20/2007	23,240,506
03/20/2007	23,284,945
04/20/2007	22,872,747
05/20/2007	20,735,426
06/20/2007	20,703,524
07/20/2007	21,891,782
08/20/2007	22,274,359
09/20/2007	24,002,577
10/20/2007	25,397,825
11/20/2007	46,102,591
12/20/2007	41,629,044
01/20/2008	72,048,109
02/20/2008	86,941,596
03/20/2008	51,221,386
04/20/2008	43,664,996
05/20/2008	63,627,617
06/20/2008	53,922,087
07/20/2008	65,018,575
08/20/2008	78,805,802
09/20/2008	76,602,147
10/20/2008	56,980,263
11/20/2008	44,792,135
12/20/2008	22,640,476
01/20/2009	31,713,489
02/20/2009	36,986,938
03/20/2009	53,487,594
04/20/2009	71,744,733
05/20/2009	70,586,614
06/20/2009	69,475,126
07/20/2009	28,859,459
08/20/2009	20,522,495
09/20/2009	19,488,173
10/20/2009	13,356,404
11/20/2009	12,244,617
12/20/2009	6,964,213
01/20/2010	10,400,445
02/20/2010	9,580,333
03/20/2010	12,847,220
04/20/2010	15,876,006
05/20/2010	21,444,482
06/20/2010	15,132,939
07/20/2010	975,741
08/20/2010	64,844
09/20/2010	87,792
10/20/2010	78,872
11/20/2010	52,178
12/20/2010	6,043
01/20/2011	—
02/20/2011	—
03/20/2011	—
04/20/2011	—
05/20/2011	—
06/20/2011	—
07/20/2011	—
08/20/2011	—
09/20/2011	—
10/20/2011	—
Total:	1,581,577,695

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option exercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.
SUMMARY OF MATERIAL MODIFICATIONS, EXTENSIONS OR WAIVERS

None in the current month
SUMMARY OF MATERIAL BREACHES OF REPRESENTATIONS OR WARRANTIES RELATED TO ELIGIBILITY CRITERIA

None in the current month
SUMMARY OF MATERIAL BREACHES BY THE ISSUER OF TRANSACTION COVENANTS

None in the current month